Segmental analysis - Geographical segments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geographical segments
Total revenue	£ 29,323	£ 25,382	£ 16,574
Interest receivable	25,187	21,026	12,637
Interest payable	(13,912)	(9,977)	(2,795)
Net fees and commissions	2,467	2,330	2,292
Trading income	825	794	1,133
Other operating income	136	579	(111)
Total income	14,703	14,752	13,156
Operating profit/(loss) before tax	6,195	6,178	5,132
Total assets	707,985	692,673	720,053
Total liabilities	668,607	655,485	683,557
Total	139,961	131,880	136,836
UNITED KINGDOM
Geographical segments
Total revenue	28,067	24,096	15,795
Interest receivable	24,276	20,192	12,242
Interest payable	(13,328)	(9,500)	(2,567)
Net fees and commissions	2,096	2,052	1,983
Trading income	648	704	1,208
Other operating income	403	556	(140)
Total income	14,095	14,004	12,726
Operating profit/(loss) before tax	6,146	6,196	5,716
Total assets	627,519	610,831	589,758
Total liabilities	608,708	594,250	579,476
Total	132,035	124,298	127,854
UNITED STATES
Geographical segments
Total revenue	297	167	117
Interest receivable	32	39	37
Interest payable	(63)	(1)	(2)
Net fees and commissions	108	49	44
Trading income	135	66	1
Other operating income	(4)	(10)	14
Total income	208	143	94
Operating profit/(loss) before tax	75	45	(46)
Total assets	25,793	23,725	25,979
Total liabilities	23,495	22,106	27,039
Europe
Geographical segments
Total revenue	857	1,016	558
Interest receivable	859	774	344
Interest payable	(516)	(472)	(221)
Net fees and commissions	207	172	207
Trading income	18	1	(104)
Other operating income	(264)	30	12
Total income	304	505	238
Operating profit/(loss) before tax	(151)	(149)	(620)
Total assets	53,392	56,001	101,164
Total liabilities	35,602	37,506	75,092
Total	7,925	7,561	8,965
RoW
Geographical segments
Total revenue	102	103	104
Interest receivable	20	21	14
Interest payable	(5)	(4)	(5)
Net fees and commissions	56	57	58
Trading income	24	23	28
Other operating income	1	3	3
Total income	96	100	98
Operating profit/(loss) before tax	125	86	82
Total assets	1,281	2,116	3,152
Total liabilities	802	1,623	1,950
Total	£ 1	£ 21	£ 17